Financial Instruments (Schedule of Effect of 100 Basis Point Change on Profit and Loss) (Details) - Variable rate instruments [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
100 bp increase	$ 2,128	$ 290
100 bp decrease	$ 2,128	$ (290)